GOODWILL - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	$ 12,843	$ 12,582		$ 9,490	$ 9,941
Goodwill, expected tax deductible amount	91	0	$ 0
Great Lakes
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	165	725		122	$ 573
Goodwill, expected tax deductible amount	40
U.S. Natural Gas Pipelines
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill, impairment loss, before tax	571
Goodwill, impairment loss, net of tax	531
Goodwill	$ 12,843	$ 12,582	$ 12,679
ANR PIPELINE COMPANY
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill				$ 1,946